Share-Based Compensation (Details)		6 Months Ended	12 Months Ended
	Nov. 10, 2025 $ / shares shares	Jun. 30, 2026 shares	Dec. 31, 2025 SGD ($) shares
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Fair value shares granted | $ / shares	$ 4.2384
Share-based compensation expense | $			$ 1,185,727
External Consultants One [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	94,375
External Consultants Two [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	66,063
External Consultants Three [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	54,266
External Consultants [Member]
Share-Based Compensation [Line Items]
Number of shares granted
External Consultants [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted			214,704
Director [Member]
Share-Based Compensation [Line Items]
Number of shares granted